Investments in joint venture and affiliates (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) MW	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jul. 31, 2014	Dec. 31, 2012 CNY (¥)
Investment in a joint venture
Amount due from related parties-short term	¥ 18,849	¥ 73,509
Swap of accounts receivable from third party customers for equity method investment			¥ 39,498
Profit/(loss) from equity method investments	10,105	(147)	¥ 2,147
Investments in subsidiaries	67,656	69,022
Rich Energy
Investment in a joint venture
Contribution to capital injection		56,000
Datang Angli
Investment in a joint venture
Amount due from related parties-short term					¥ 47,000		¥ 47,000
Ownership in joint venture (as a percent)			29.16%
Swap of accounts receivable from third party customers for equity method investment	39,498		¥ 39,498
Amount receivable from related party reserved					47,000
Gain on receipt of reserved related party receivable					¥ 39,500
Allowance of difference between actual receivable and fair value of receivable			7,500
Profit/(loss) from equity method investments	(1,196)	15	44
Lincheng
Investment in a joint venture
Ownership in joint venture (as a percent)					100.00%	20.00%
Contribution to capital injection		14,000		¥ 16,600,000
Investments in subsidiaries	29,295	29,465	15,627
Modules sold	0	162,516	92,158
Cost of modules sold	¥ 0	112,502	71,993
Share of unrealized profit (in percent)	20.00%
Share of unrealized profit	¥ 0	10,003	4,033
Net profit generated from equity investment	¥ 10,446	¥ 9,841	¥ 6,136
Lincheng | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Investment in a joint venture
Capacity of power plant under development | MW	100
Lincheng | Rich Energy
Investment in a joint venture
Ownership in joint venture (as a percent)						80.00%
Contribution to capital injection				¥ 66,400,000